Property and Equipment, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

	June 30, 2021	December 31, 2020
Office equipment	$38,481	$34,071
Software	13,204	13,204
Furniture and Fixtures	2,328	-
Machinery and Equipment	329,992	-
Leasehold Improvements	115,808	-
Property and equipment, gross	$499,813	$47,275
Less: Accumulated Depreciation	(31,597)	(22,621)
Property and equipment, net	$468,216	$24,654